RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) - Employee stock option	1 Months Ended
Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Shares issued on exercise of options (in shares)	1,280,000
Share options, expiration period	5 years
Share options, first tranche
Disclosure of transactions between related parties [line items]
Vesting period	12 months
Share options, vesting percentage	27.50%
Share options, second tranche
Disclosure of transactions between related parties [line items]
Vesting period	24 months
Share options, vesting percentage	27.50%
Share options, third tranche
Disclosure of transactions between related parties [line items]
Vesting period	36 months
Share options, vesting percentage	45.00%